LKCM International Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Australia - 3.3%
Biotechnology - 1.8%
CSL Ltd.	7,143	1,124,234
		$–
Capital Markets - 1.5%
Macquarie Group Ltd.	7,612	947,290
Total Australia		2,071,524

Canada - 6.1%
Banks - 1.9%
Royal Bank of Canada	10,625	1,196,840
		$–
Ground Transportation - 0.9%
Canadian Pacific Kansas City Ltd.	8,063	565,847
		$–
Oil, Gas & Consumable Fuels - 3.3%
Cameco Corp.	22,693	934,181
Canadian Natural Resources Ltd.	36,642	1,127,486
		2,061,667
Total Canada		3,824,354

Finland - 2.1%
Banks - 2.1%
Nordea Bank Abp	105,105	1,340,611

France - 11.2%
Aerospace & Defense - 1.3%
Safran SA	3,210	845,142
		$–
Chemicals - 3.0%
Air Liquide SA	9,874	1,875,525
		$–
Electrical Equipment - 1.9%
Schneider Electric SA	5,123	1,182,625
		$–
IT Services - 1.6%
Capgemini SE	6,766	1,016,649
		$–
Personal Care Products - 1.7%
L'Oreal SA	2,913	1,082,745
		$–
Textiles, Apparel & Luxury Goods - 1.7%
LVMH Moet Hennessy Louis Vuitton SE	1,737	1,075,690
Total France		7,078,376

Germany - 11.2%
Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG	40,943	1,511,619
		$–
Insurance - 2.6%
Allianz SE	4,333	1,658,287
		$–
Semiconductors & Semiconductor Equipment - 1.9%
Infineon Technologies AG	36,500	1,216,727
		$–
Software - 2.5%
SAP SE	5,875	1,574,209
		$–
Textiles, Apparel & Luxury Goods - 1.8%
Adidas AG	4,750	1,120,341
Total Germany		7,081,183

Italy - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Moncler SpA	9,372	577,290

Japan - 3.9%
Chemicals - 0.3%
Shin-Etsu Chemical Co. Ltd.	6,903	196,978
		$–
Electrical Equipment - 1.8%
NIDEC CORP	68,442	1,148,613
		$–
Insurance - 1.8%
Tokio Marine Holdings, Inc.	28,552	1,110,754
Total Japan		2,456,345

Netherlands - 10.4%
Banks - 2.8%
ING Groep NV	88,756	1,738,851
		$–
Capital Markets - 3.4%
Euronext NV (a)	14,878	2,159,281
		$–
Professional Services - 1.9%
Wolters Kluwer NV	7,657	1,192,170
		$–
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	2,171	1,436,715
Total Netherlands		6,527,017

Norway - 2.4%
Diversified Telecommunication Services - 2.4%
Telenor ASA	103,807	1,483,296

Spain - 1.9%
Machinery - 1.9%
Fluidra SA	51,895	1,221,789

Sweden - 4.1%
Financial Services - 1.9%
Investor AB (b)	39,028	1,163,975
		$–
Hotels, Restaurants & Leisure - 2.2%
Evolution AB (a)	18,596	1,385,573
Total Sweden		2,549,548

Switzerland - 9.7%
Capital Markets - 2.2%
Julius Baer Group Ltd.	19,807	1,372,943
		$–
Electrical Equipment - 2.0%
ABB Ltd.	23,792	1,227,618
		$–
Health Care Equipment & Supplies - 2.8%
Alcon AG	18,908	1,794,086
		$–
Life Sciences Tools & Services - 2.7%
Lonza Group AG	2,756	1,702,574
Total Switzerland		6,097,221

United Kingdom - 24.9%
Aerospace & Defense - 2.9%
BAE Systems PLC	90,023	1,817,798
		$–
Banks - 2.5%
Barclays PLC	414,406	1,558,188
		$–
Beverages - 1.0%
Diageo PLC	24,735	646,394
		$–
Commercial Services & Supplies - 1.7%
Rentokil Initial PLC	237,658	1,078,531
		$–
Electronic Equipment, Instruments & Components - 1.7%
Halma PLC	31,206	1,047,016
		$–
Hotels, Restaurants & Leisure - 4.3%
Compass Group PLC	45,674	1,510,734
InterContinental Hotels Group PLC	11,125	1,197,837
		2,708,571
Oil, Gas & Consumable Fuels - 2.3%
Shell PLC	40,343	1,468,505
		$–
Personal Care Products - 2.2%
Unilever PLC	23,499	1,402,123
		$–
Pharmaceuticals - 2.2%
Haleon PLC	270,958	1,368,401
		$–
Software - 2.5%
Sage Group PLC	100,140	1,572,238
		$–
Trading Companies & Distributors - 1.6%
Ashtead Group PLC	18,538	1,002,296
Total United Kingdom		15,670,061

United States - 2.3%
Construction Materials - 2.3%
CRH PLC	16,771	1,475,345
TOTAL COMMON STOCKS (Cost $47,963,422)		59,453,960

PREFERRED STOCKS - 1.9%	Shares	Value
Germany - 1.9%
Life Sciences Tools & Services - 1.9%
Sartorius AG, 0.00%	5,120	1,193,578
TOTAL PREFERRED STOCKS (Cost $1,545,819)		1,193,578

SHORT-TERM INVESTMENTS - 3.3%		Value
Money Market Funds - 3.3%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.29% (c)	1,913,471	1,913,471
MSILF Government Portfolio - Class Institutional, 4.27% (c)	152,637	152,637
TOTAL SHORT-TERM INVESTMENTS (Cost $2,066,108)		2,066,108

TOTAL INVESTMENTS - 99.6% (Cost $51,575,349)		62,713,646
Other Assets in Excess of Liabilities - 0.4%		280,858
TOTAL NET ASSETS - 100.0%		$62,994,504
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $3,544,854 or 5.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at March 31, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	5,299,699	54,154,261	–	59,453,960
Preferred Stocks	–	1,193,578	–	1,193,578
Short-Term Investments	2,066,108	–	–	2,066,108
Total Investments*	$7,365,807	$55,347,839	$–	$62,713,646

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM International Fund
Sector Classification
March 31, 2025 (Unaudited)
Sector:	% of Net Assets
Financials	22.7%
Industrials	17.9%
Information Technology	12.5%
Health Care	11.4%
Consumer Discretionary	10.9%
Materials	5.6%
Energy	5.6%
Consumer Staples	4.9%
Communication Services	4.8%
Cash & Others	3.7%
100.0%